Quarterly Financial Information	12 Months Ended
Dec. 31, 2016
Quarterly Financial Information Disclosure [Abstract]
Quarterly Financial Information

14. QUARTERLY FINANCIAL INFORMATION (UNAUDITED)

The following table summarizes the unaudited statements of operations for each quarter of 2016 and 2015 (in thousands, except per share amounts):

	March 31	June 30	September 30	December 31
2016
Collaboration revenue	$2,940	$2,122	$—	$—
Research and development	4,642	4,662	3,782	1,702
General and administrative	2,299	2,475	1,864	2,295
Restructuring costs (recovery)	431	(8)	(31)	1,814
Recovery of lease termination loss	—	—	(1,250)	—
Litigation settlement	—	1,375	—	—
Asset impairment charge	—	—	—	202

Total expenses	7,372	8,504	4,365	6,013
Other income	725	(507)	675	170

Net loss	(3,707)	(6,889)	(3,690)	(5,843)
Basic and diluted net loss per share	$(0.12)	$(0.23)	$(0.12)	$(0.19)
2015
Collaboration revenue	$1,374	$4,025	$6,737	$6,024
Research and development	3,673	6,545	8,303	6,587
General and administrative	2,698	3,067	3,125	2,915

Total expenses	6,371	9,612	11,428	9,502
Other income	480	(423)	141	1,756

Net loss	(4,517)	(6,010)	(4,550)	(1,722)
Basic and diluted net loss per share	$0.20	$0.26	$0.16	$0.06